Segment and geographic information - Reconciliation of Combined Business Segments' Results Included in Preceding Table to Reported Net Revenue, Non-Interest Expenses and Income (Loss) Before Income Taxes (Detail) (JPY ¥)
In Millions, unless otherwise specified
	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenue	¥ 1,813,631	[1]	¥ 1,535,859	[1]	¥ 1,130,698	[1]
Consolidated non-interest expenses	1,575,901		1,450,902		1,037,443
Income before income taxes	237,730		84,957		93,255
Segment [Domain]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenue	1,775,946		1,532,052		1,147,594
Net revenue	1,813,631		1,535,859		1,130,698
Consolidated non-interest expenses	1,575,901		1,450,902		1,037,443
Income before income taxes	200,045		81,150		110,151
Income before income taxes	237,730		84,957		93,255
Reportable Segment [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenue	1,775,946		1,532,052		1,147,594
Unrealized gain (loss) on investments in equity securities held for operating purposes	37,685		3,807		(16,896)
Net revenue	1,813,631		1,535,859		1,130,698
Unrealized gain (loss) on investments in equity securities held for operating purposes
Consolidated non-interest expenses	1,575,901		1,450,902		1,037,443
Income before income taxes	200,045		81,150		110,151
Unrealized gain (loss) on investments in equity securities held for operating purposes	37,685		3,807		(16,896)
Income before income taxes	¥ 237,730		¥ 84,957		¥ 93,255

[1]	There is no revenue derived from transactions with a single major external customer.